Ordinary shares - Public offerings (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
IPO
Ordinary shares
Proceeds from issuance of initial public offering, net of offering costs		$ 2,358.8
Underwriter commissions and relevant offering expenses		$ 79.2
Automatic conversion of preferred shares into ordinary shares upon initial public offering ("IPO") (in shares)		1,510,766,620
IPO | ADS
Ordinary shares
Issuance of ordinary shares (in shares)		106,000,000
Share price (in dollars per share)		$ 20.00
IPO | Class A Ordinary Shares
Ordinary shares
Issuance of ordinary shares (in shares)		318,000,000
Follow on public offering
Ordinary shares
Proceeds from issuance of ordinary shares, net of offering costs	$ 2,322.6
Underwriter commissions and relevant offering expenses	$ 38.5
Follow on public offering | ADS
Ordinary shares
Issuance of ordinary shares (in shares)	35,400,000
Share price (in dollars per share)	$ 58.00
Follow on public offering | Class A Ordinary Shares
Ordinary shares
Issuance of ordinary shares (in shares)	106,200,000
Over-Allotment Option | ADS
Ordinary shares
Issuance of ordinary shares (in shares)	5,310,000	15,900,000
Over-Allotment Option | Class A Ordinary Shares
Ordinary shares
Issuance of ordinary shares (in shares)	15,930,000	47,700,000